Financial instruments (Narrative) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Statements [Line Items]
Finance income	$ 1,084		$ 722
Cash and cash equivalents	20,832		28,361				$ 50,473
Finance costs	43		68
Operating expense	47,008		40,996
Net loss	42,486		45,088
Interest rate risk [Member]
Statements [Line Items]
Finance income	$ 11		$ 7
Value at risk, sensitivity basis points	100	100	100	100
Currency risk [Member]
Statements [Line Items]
Cash and cash equivalents					$ 30,208	$ 58,627
Accounts payable and accrued liabilities					$ 7,404	$ 6,778
Value at risk, sensitivity percentage	1.00%	1.00%	1.00%	1.00%
Finance costs	$ 296		$ 673
Operating expense		$ 18,050		$ 15,040
Net loss	$ (234)		$ (199)